UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06-30-2010

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Douglas E. Schaller
Address:  Schaller Investment Group Inc.
          324 Indera Mills Court
          Winston-Salem, NC  27101

Form 13F File Number: 028-11085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas E. Schaller
Title:   President
Phone:   336-774-1515

Signature, Place, and Date of Signing:

      /s/ Douglas E. Schaller        Winston-Salem, NC         08-11-10
      -----------------------        -----------------        ----------
          [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      12

Form 13F Information Table Value Total:  $   64,268
                                         -----------
                                         (thousands)

                           SCHALLER INVESTMENT GROUP
                                    FORM 13F
                                       sec
                                  June 30, 2010

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hthwy CL B           COM              084670207    16534   207484 SH       Sole                   207484
Expeditors Intl Wash           COM              302130109     2083    60345 SH       Sole                    60345
Freeport McMoran Copper&Gold   COM              35671d857      267     4522 SH       Sole                     4522
Homefed                        COM              43739d307     3333   144927 SH       Sole                   144927
Imperial Metals Corp           COM              452892102     5119   341000 SH       Sole                   341000
Johnson & Johnson              COM              478160104     9327   157928 SH       Sole                   157928
Leucadia                       COM              527288104     3722   190750 SH       Sole                   190750
McDonald's                     COM              580135101    12011   182340 SH       Sole                   182340
RITCHIE BROS AUCTIONEERS INC   COM              767744105     2899   159130 SH       Sole                   159130
Target                         COM              87612e106     1970    40060 SH       Sole                    40060
Walgreen                       COM              931422109     3267   122350 SH       Sole                   122350
Wells Fargo                    COM              949749610     3736   145925 SH       Sole                   145925
REPORT SUMMARY                 12 DATA RECORDS               64268            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED